NOTE 15 - COMMON STOCK OPTIONS AND WARRANTS (Schedule of Fair Value Assumptions) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.59%
Dividend yield	0.00%	0.00%
Volatility of common stock
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	2 years 6 months
Volatility of common stock	197.13%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	2 years 9 months 3 days
Volatility of common stock	207.27%